Deferred Revenues (Tables)	12 Months Ended
Dec. 31, 2023
Deferred Revenues [Abstract]
Schedule of Deferred Revenues
a.	December 31,
	2023	2022

Advanced payments from customers	211	234
Service contracts	629	522
Other	99	27
Total	939	783
Less- long term deferred revenue related to service contract	(339)	(241)
	$600	$542

Schedule of Revenue is Disaggregated by Timing of Revenue Recognition	In the following table, revenue is disaggregated by timing of revenue recognition for the year ended December 31, 2023:
	December 31
	2023	2022

At a point of time	42,493	39,673
Over a period of time	1,686	1,838
Total	44,179	41,511